UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2006
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX           02/15/2007
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           92
Total:
                                      --------------

Form 13F Information Table value     $   123,358
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

---------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

***BLUEPHOENIX SOLUTIONS LTD  SHS             M20157109          785     125,000    SH         SOLE              125,000
***ELTEK LTD                  ORD             M40184109          412     105,000    SH         SOLE              105,000
***IPC HOLDINGS LTD           ORD             G4933P101        2,044      65,000    SH         SOLE               65,000
***SILICON MOTION TECHNOLOGY  SPONSORED ADR   82706C108        1,984     125,000    SH         SOLE              125,000
***TAT TECHNOLOGIES LTD-ORD   ORD NEW         M8740S227          479      30,000    SH         SOLE               30,000
ACME UNITED CORP              COM             004816104        1,837     127,500    SH         SOLE              127,500
AETRIUM INC                   COM             00817R103          534     150,000    SH         SOLE              150,000
AIR METHODS CORP NEW          COM             009128307        2,234      80,000    SH         SOLE               80,000
ALLIED MOTION TECHNOLOGIES INCCOM             019330109          275      40,000    SH         SOLE               40,000
ALPHA PRO TECH LTD            COM             020772109          532     190,000    SH         SOLE              190,000
AMCOL INTERNATIONAL CORP      COM             02341W103        2,497      90,000    SH         SOLE               90,000
AMERICAN DIARY INC            COM             025334103        2,772     140,000    SH         SOLE              140,000
AMERICAN TECHNICAL CERAMICS   COM             030137103        2,076     127,500    SH         SOLE              127,500
AMKOR TECHNOLOGY INC          COM             031652100        1,681     180,000    SH         SOLE              180,000
ANGEION CORP                  COM             03462H404          306      25,000    SH         SOLE               25,000
ARRIS GROUP INC               COM             04269Q100        1,751     140,000    SH         SOLE              140,000
ASTRONICS CORP                COM             046433108        1,199      70,000    SH         SOLE               70,000
ATLANTIC TELE-NETWORK INC NEW COM NEW         049079205        3,663     125,000    SH         SOLE              125,000
ATRION CORP                   COM             049904105        3,071      39,500    SH         SOLE               39,500
AZZ Inc                       COM             002474104        2,944      57,500    SH         SOLE               57,500
BAIRNCO CORP                  COM             057097107          140      11,000    SH         SOLE               11,000
BALDWIN TECHNOLOGY CO CL A    CL A            058264102          825     165,000    SH         SOLE              165,000
BANCFIRST CORP                COM             05945F103          540      10,000    SH         SOLE               10,000
BASIC ENERGY SVCS INC NEW     COM             06985P100        1,109      45,000    SH         SOLE               45,000
BOLT TECHNOLOGY CORP          COM             097698104          446      20,000    SH         SOLE               20,000
CALLON PETROLEUM CO-DEL       COM             13123X102          301      20,000    SH         SOLE               20,000
CAMDEN NATL CORP              COM             133034108        1,836      39,800    SH         SOLE               39,800
CHASE CORP                    COM             16150R104        1,290      50,800    SH         SOLE               50,800
CHIPMOS TECHNOLOGIES          SHS             G2110R106        1,358     200,000    SH         SOLE              200,000
COMMSCOPE INC                 COM             203372107        2,057      67,500    SH         SOLE               67,500
CPI INTL INC                  COM             12618M100          525      35,000    SH         SOLE               35,000
CYGNE DESIGNS INC             COM             232556100          376     168,000    SH         SOLE              168,000
DESWELL INDUSTRIES INC        COM             250639101        1,140     100,000    SH         SOLE              100,000
DXP ENTERPRISES INC NEW       COM NEW         233377407        2,190      62,500    SH         SOLE               62,500
EBIX.COM INC                  COM NEW         278715206        2,236      80,000    SH         SOLE               80,000
EN POINTE TECHNOLOGIES INC    COM             29247F108          754     165,000    SH         SOLE              165,000
ENNIS BUSINESS FORMS INC      COM             293389102          856      35,000    SH         SOLE               35,000
EXX INC                       CL A            269282109          311      85,000    SH         SOLE               85,000
FIRST UNITED CORP             COM             33741H107          657      30,000    SH         SOLE               30,000
FLOTEK INDS INC               COM             343389102        1,122      40,000    SH         SOLE               40,000
FRIEDMAN INDS INC             COM             358435105        1,815     150,000    SH         SOLE              150,000
GOLFSMITH INTERNATIONAL       COM             38168Y103        1,206     125,000    SH         SOLE              125,000
HEALTH CARE REAL ESTATE INV TRCOM             42217K106        2,366      55,000    SH         SOLE               55,000
HURCO COMPANIES INC           COM             447324104        2,458      77,500    SH         SOLE               77,500
ICO INC                       COM             449293109          959     170,000    SH         SOLE              170,000
INGLES MKTS INC CL A          CL A            457030104          298      10,000    SH         SOLE               10,000
INTEVAC INC                   COM             461148108        1,427      55,000    SH         SOLE               55,000
JACLYN INC                    COM             469772107          615      55,000    SH         SOLE               55,000
K TRON INTL INC               COM             482730108        2,352      31,500    SH         SOLE               31,500
KMG-B INC                     COM             482564101        1,450     145,000    SH         SOLE              145,000
KSW INC                       COM             48268R106          333      45,000    SH         SOLE               45,000
LTC PROPERTIES INC            COM             502175102        1,912      70,000    SH         SOLE               70,000
MEDICAL PROPERTIES TRUST INC  COM             58463J304          918      60,000    SH         SOLE               60,000
MGP INGREDIENTS INC           COM             55302G103        2,374     105,000    SH         SOLE              105,000
MKS INSTRUMENT INC            COM             55306N104        2,145      95,000    SH         SOLE               95,000
MODERN CONTROLS INC           COM             607494101          446      35,000    SH         SOLE               35,000
MULTI COLOR CORP              COM             625383104        1,807      55,000    SH         SOLE               55,000
NOVATEL INC                   COM             669954109        2,195      55,000    SH         SOLE               55,000
OCEAN BIO CHEM INC            COM             674631106          479     225,000    SH         SOLE              225,000
PLEXUS CORP                   COM             729132100        2,149      90,000    SH         SOLE               90,000
PMC COML TR                   SH BEN INT      693434102        1,689     112,500    SH         SOLE              112,500
QUADRAMED CORP                COM             74730W101          293     106,300    SH         SOLE              106,300
REDDY ICE HOLDINGS INC        COM             75734R105        1,937      75,000    SH         SOLE               75,000
RF INDS LTD                   COM             749552105          840     115,000    SH         SOLE              115,000
RIVERVIEW SVGS BK FSB CAMAS WACOM             769397100          836      55,000    SH         SOLE               55,000
ROFIN SINAR TECHNOLOGIES INC  COM             775043102        1,512      25,000    SH         SOLE               25,000
RPC ENERGY SVCS INC           COM             749660106        2,110     125,000    SH         SOLE              125,000
SANTA FE ENERGY TR-DEP UNITS  RCPT DEP UNITS  802013102        2,044      70,000    SH         SOLE               70,000
SENSIENT TECHNOLOGIES CORP    COM             81725T100          984      40,000    SH         SOLE               40,000
SIMPLE TECHNOLOGY INC         COM             828823104        1,648     130,000    SH         SOLE              130,000
SMARTPROS LTD                 COM             83171G103          163      40,200    SH         SOLE               40,200
SMITHWAY MOTOR XPRESS CORP    CL A            832653109          800      80,000    SH         SOLE               80,000
SMTC CORPORATION              COM NEW         832682207          653     270,000    SH         SOLE              270,000
SOUTHERN MO BANCORP INC       COM             843380106          418      27,500    SH         SOLE               27,500
STRIDE RITE CORP              COM             863314100        1,433      95,000    SH         SOLE               95,000
SYNALLOY CORP                 COM             871565107          788      42,500    SH         SOLE               42,500
SYNERON MEDICAL LTD.          ORD SHS         M87245102        2,577      95,000    SH         SOLE               95,000
T-3 ENERGY SERVICES           COM             87306E107        1,764      80,000    SH         SOLE               80,000
TB WOODS CORP                 COM             872226105        1,894     110,000    SH         SOLE              110,000
TECH OPS SEVCON INC           COM             878293109          138      17,500    SH         SOLE               17,500
TELESTONE TECHNOLOGIES CORP   COM             87953J102          820     100,000    SH         SOLE              100,000
TGC INDS INC                  COM NEW         872417308          249      30,000    SH         SOLE               30,000
THOMAS GROUP INC              COM             884402108        2,331     155,000    SH         SOLE              155,000
TRACK DATA CORP NEW           COM NEW         891918203           90      25,000    SH         SOLE               25,000
TRIO TECH INTERNATIONAL NEW   COM NEW         896712205        1,800     160,000    SH         SOLE              160,000
TTM TECHNOLOGIES INC          COM             87305R109        1,246     110,000    SH         SOLE              110,000
ULTRA CLEAN HOLDINGS INC      COM             90385V107        1,420     115,000    SH         SOLE              115,000
UNIVERSAL STAINLESS & ALLOY   COM             913837100          335      10,000    SH         SOLE               10,000
VERSANT CORPORATION           COM NEW         925284309        2,622     192,500    SH         SOLE              192,500
VIROPHARMA INC                COM             928241108        2,855     195,000    SH         SOLE              195,000
VSE CORP                      COM             918284100        1,949      57,500    SH         SOLE               57,500
WVS FINL CORP                 COM             929358109          275      16,446    SH         SOLE               16,446


